NOTE 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2013	2012

Prepaid interest expenses	$119	$51
Deposits for inventories	26	20
Temporary advances to employees	166	197
Prepaid rent	1,534	1,632
Prepaid other taxes	252	81
Prepaid fuel charges	30	46
Prepaid insurance	1,485	1,365
Other current assets	1,649	1,140
Total	$5,261	$4,532